Right-Of-Use Assets and Lease Liabilities	6 Months Ended
Jun. 30, 2026
Right-Of-Use Assets and Lease Liabilities [Abstract]
RIGHT-OF-USE ASSETS AND LEASE LIABILITIES
5	RIGHT-OF-USE ASSETS AND LEASE LIABILITIES

	As of December 31, 2025 (Audited)	As of June 30, 2026 (Unaudited)	As of June 30, 2026 (Unaudited)
	RM	RM	Convenience Translation USD
Right-of-use assets
Balance brought forward	739,244	687,863	168,697
Less: Amortization	(333,115)	(154,818)	(37,969)
Termination of right-of-use asset	—	—	—
Add: New lease recognized	281,734	—	—
Balance carried forward	687,863	533,045	130,728

Lease liabilities
Balance brought forward	747,819	708,629	173,789
Add: Imputed interest	41,076	12,974	3,182
Less: Principal repayment	(362,000)	(168,500)	(41,324)
Termination of lease liability	—	—	—
Add: New lease recognized	281,734	—	—
Balance carried forward	708,629	553,103	135,647

Future minimum lease payments together with the present value of net minimum lease payments are as follows:

Minimum lease payment:
Not later than one (1) year	462,000	81,808	20,063
Later than one (1) year and not later than five (5) years	282,000	471,295	115,584
	744,000	553,103	135,648
Less: Future interest charges	(35,371)	—	—
Present value of lease payment	708,629	553,103	135,647

Repayment as follows:
Lease liabilities current portion	431,946	81,808	20,063
Lease liabilities non-current portion	276,683	471,295	115,584
	708,629	553,103	135,647

The followings are the amounts recognized in profit or loss:
Depreciation charges of right-of-use assets	333,115	154,818	37,969
Interest expense on lease liabilities	41,076	12,974	3,182
Expense relating to short-term leases and leases of low-value assets	118,080	76,443	18,747
Total	492,271	244,235	59,898

On July 1, 2024, Founder Energy Sdn. Bhd. had entered into a Tenancy Agreement with Mr. Lee Seng Chi pertaining to the rental of our principal office for two years with option to renew for additional year with monthly rental amounted RM 26,000 (December 31, 2025: RM 26,000).

On August 13, 2025, Founder Energy Sdn. Bhd. had entered into Tenancy Agreements for the rental of our two satellite offices for a period of two years with an option to renew for an additional two years with monthly rental total amounted RM 12,500 (December 31, 2025: RM 12,500)

Extension options

The Group’s office leases include extension options of between one (1) and two (2) years, which are subject to mutual agreement between the Group and the respective lessors. Where practicable, the Group seeks to include extension options in new leases to provide operational flexibility. The Group assesses at lease commencement and reassessed when relevant, to determine whether it is reasonably certain that they will be exercised.